INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 12,276	$ 9,909
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	44,680	37,097
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 39,467	$ 44,144